April 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
	-	Dreyfus Tax Exempt Cash Management
	-	Dreyfus California AMT-Free Municipal Cash Management
	-	Dreyfus New York AMT-Free Municipal Cash Management
File No.: 811-3954; 2-89275

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended January 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

Very truly yours,

/s/Talia Delgado

Talia Delgado